Stock-Based Compensation (Details) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Number of Shares Outstanding, Beginning Balance		947,917
Number of Shares, Granted	947,917	270,916
Number of Shares, Terminated		(127,000)
Number of Shares Outstanding, Ending Balance	947,917	1,091,833
Options [Member]
Number of Shares Outstanding, Beginning Balance		947,917
Number of Shares, Granted	947,917	270,916
Number of Shares, Terminated		(127,000)
Number of Shares Outstanding, Ending Balance	947,917	1,091,833
Weighted Average Exercise Price Outstanding, Beginning Balance		$ 1.50
Weighted Average Exercise Price, Granted	1.50	1.50
Weighted Average Exercise Price, Terminated		1.50
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.50	$ 1.50
Weighted Average Remaining Contractual Term (in years), Beginning		10 years
Weighted Average Remaining Contractual Term (in years), Granted	10 years	9 years 3 months 19 days
Weighted Average Remaining Contractual Term (in years), Ending		9 years 1 month 27 days